Basis of presentation	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
The unaudited interim consolidated financial statements include the accounts of AquaBounty Technologies, Inc. and its wholly owned direct subsidiaries, AQUA Bounty Canada Inc.; AquaBounty Panama, S. de R.L.; AquaBounty Farms, Inc.; AquaBounty Farms Indiana LLC; and AquaBounty Brasil Participações Ltda. All inter-company transactions and balances have been eliminated upon consolidation.
The unaudited interim consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”) consistent with those applied in, and should be read in conjunction with, the Company’s audited financial statements and related footnotes for the year ended December 31, 2018. The unaudited interim consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the Company’s financial position as of September 30, 2019, and its results of operations and cash flows for the interim periods presented and are not necessarily indicative of results for subsequent interim periods or for the full year. The unaudited interim consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements, as allowed by the relevant SEC rules and regulations; however, the Company believes that its disclosures are adequate to ensure that the information presented is not misleading.
Going Concern Uncertainty and Management’s Plan
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
In the Company’s Annual Report on Form 10‑K for December 31, 2018, management stated that there was substantial doubt about the Company’s ability to continue as a going concern due to its limited capital resources, and the Company’s independent registered public accounting firm emphasized this matter in its report to the shareholders and the Board of Directors. At that time, management prepared a plan to mitigate this doubt, which included an equity raise that subsequently provided the Company with $12.4 million of net new funds in 2019.
At September 30, 2019, the Company’s cash balance totaled $6.4 million. Management has evaluated the Company’s cash resources in view of its planned spending for ongoing operations, capital expenditures, and working capital for the next twelve months from the filing date and has determined that its current funds will be exhausted by June 30, 2020. As a result, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.
To mitigate this doubt, management plans to seek additional financing in the form of equity or debt, partnerships, or other non-dilutive transactions to fund the Company’s cash requirements. However, the Company may not be able to raise additional financing or to do so at terms that are acceptable. In this event, management has the ability to reduce expenditures, slow down or delay capital spending, and divest assets in order to ensure its cash will extend through the next twelve months.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.
Net loss per share
Basic and diluted net loss per share available to common stockholders has been calculated by dividing net loss by the weighted average number of common shares outstanding during the period. Basic net loss is based solely on the number of Common Shares outstanding during the period. Fully diluted net loss per share includes the number of shares of common stock issuable upon the exercise of warrants and options with an exercise price less than the fair value of the common stock. Since the Company is reporting a net loss for all periods presented, all potential common shares are considered anti‑dilutive and are excluded from the calculation of diluted net loss per share.
Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016‑02, “Leases,” which requires a lessee to recognize lease liabilities for the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and right-of-use assets, representing the lessee’s right to use, or control the use of, specified assets for the lease term. The ASU is effective for fiscal years beginning after December 15, 2018.
The Company adopted FASB ASU 2016-02 for lease accounting on January 1, 2019 and recognized a lease liability of $532 thousand and a corresponding right-of-use asset of $512 thousand. Management calculated the lease liability based on the net present value of the remaining lease payments on the date of adoption using a weighted average discount rate of 8%. As most of the Company’s leases did not provide an implicit interest rate, management used an estimated incremental borrowing rate. The adoption did not result in any cumulative-effect adjustment to beginning retained earnings.
The Company leases certain facilities, property, and equipment under noncancelable operating leases. A determination is made if an arrangement is a lease at its inception, and leases with an initial term of twelve months or less are not recorded on the balance sheet.
Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. For operating leases, expense is recognized on a straight-line basis over the lease term.
The Company has agreements with lease (e.g., minimum rent payments) and non-lease components (e.g., maintenance), which are generally accounted for separately. The Company has not elected the practical expedient to account for lease and non-lease components as one lease component.
Management does not expect any recently issued, but not yet effective, accounting standards to have a material effect on its results of operations or financial condition.